Reconciliation Of Total Business Segment Assets To Consolidated Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 2,420.4	$ 2,612.2	$ 3,020.9
Cash and cash equivalents	655.6	714.9	828.3	647.6
Deferred income taxes	191.3	201.4
Prepaid postretirement assets	3.3	43.9	31.2
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	1,469.1	1,555.9	1,778.2
Deferred income taxes	184.3	208.6	220.3
Other Corporate Assets
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 108.1	$ 88.9	$ 162.9